Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	$ 209,989	$ 147,093
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(27,082)	(27,703)
Adjustments from investments carried at fair value	(87,058)	(60,730)
Non-controlling interests share of income	18,243	16,991
Non-deductible acquisition costs	3,223	2,500
Tax credits	(40,185)	(9,332)
Adjustment relating to prior periods	(4,228)	(1,240)
Amortization and settlement of excess deferred income tax	(12,392)	(2,554)
Other	4,073	5,092
Income tax expense	$ 64,583	$ 70,117